Securities Act File No. 333-164489

As filed with the Securities and Exchange Commission on July 28, 2010.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 1 ☒

TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)

(727) 299-1800
(Registrant’s Area Code and Telephone Number)

Dennis P. Gallagher, Esq.
P.O. Box 9012
Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended,

Transamerica Series Trust

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333-164489) filed on January 22, 2010 (Accession Number 0000950123-10-004577).

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinions as Exhibit 12 to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION

Item 15.      Indemnification

A policy of insurance covering Transamerica Asset Management, Inc. (“TAM”), its subsidiaries, and all of the registered investment companies advised by TAM insures the Registrant’s directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Amended and Restated of Declaration of Trust and Bylaws, which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.      Exhibits

(1)

Amended and Restated Declaration of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 72, as filed with the SEC on April 29, 2008.

(2)	By-Laws are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 72, as filed with the SEC on April 29, 2008.

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-164489) as filed with the SEC on January 22, 2010.

(5)	See Exhibits 1 and 2.

(6)	(a)	Investment Advisory Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 50, as filed with the SEC on April 30, 2002.

(1)

Investment Advisory Agreement (Schedule A only dated May 1, 2010) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 91, as filed with the SEC on April 28, 2010.

			(i)	Transamerica Balanced VP

			(ii)	Transamerica BlackRock Large Cap Value VP

			(iii)	Transamerica Diversified Equity VP (formerly Transamerica Templeton Global VP)

			(iv)	Transamerica Jennison Growth VP

	(b)	Sub-Advisory Agreements

		(i)	Transamerica Balanced VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 60, as filed with the SEC on April 30, 2004.

		(ii)	Transamerica BlackRock Large Cap Value VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 67, as filed with the SEC on February 28, 2007.

			(a)	Amendment dated November 20, 2009 to Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 88, as filed with the SEC on November 19, 2009.

		(iii)	Transamerica Diversified Equity VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 91, as filed with the SEC on April 28, 2010.

		(iv)	Transamerica Jennison Growth VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 50, as filed with the SEC on April 30, 2002.

(a)

Amendment to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 67, as filed with the SEC on February 28, 2007.

(b) Amendment dated April 30, 2010 to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 91, as filed with the SEC on April 28, 2010.

(7)

Distribution Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 36, as filed with the SEC on April 27, 1999. Updated Schedule I only dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(a)

Amendment to Distribution Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 68, as filed with the SEC on April 30, 2007.

(b)

Amended and Restated Distribution Agreement dated November 1, 2007 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 72, as filed with the SEC on April 29, 2008.

(c)

Amendment to Distribution Agreement dated May 1, 2008 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 73, as filed with the SEC on August 25, 2008.

(8)

Amended and Restated Board Members Deferred Compensation Plan is incorporated herein by reference to Transamerica Funds’ Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 108, as filed with the SEC on February 26, 2010.

(9)

Custodian Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 26, as filed with the SEC on December 26, 1996.

(10)

(a) Amended and Restated Plan of Distribution under Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 72, as filed with the SEC on April 29, 2008. Updated Schedule A dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(b)

Multiple Class Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 80, as filed with the SEC on April 30, 2009.

(11)	Opinion of Counsel is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333- 164489) as filed with the SEC on January 22, 2010.

(12)	Opinion of counsel as to tax matters (filed herein).

(13)	(a)

Administrative Services and Transfer Agency Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 26, as filed with the SEC on December 26, 1996. Amendment to Administrative Services and Transfer Agency Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 62, as filed with the SEC on February 25, 2005.

(b)

Transfer Agent Agreement, as amended through May 1, 2008, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 80, as filed with the SEC on April 30, 2009.

(c)

Expense Limitation Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N- 1A (File No. 033-00507), Post-Effective Amendment No. 67, as filed with the SEC on February 28, 2007. Updated Schedule A and B dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(d)

Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033- 00507), Post-Effective Amendment No. 70, as filed with the SEC on July 31, 2007. Amendment dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(e)

Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 80, as filed with the SEC on April 30, 2009. Amendment dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(f)

Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 80, as filed with the SEC on April 30, 2009.

(g)

Participation Agreement with Merrill Lynch Life Insurance Company dated October 20, 2008 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 91 on April 28, 2010. Amendment dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(h)

Participation Agreement with ML Life Insurance Company of New York dated September 1, 2008 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 91 on April 28, 2010. Amendment dated May 1, 2010 filed with Post-Effective Amendment No. 91 on April 28, 2010.

(14)

Consent of Independent Certified Public Accountants is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-164489) as filed with the SEC on January 22, 2010.

(15)	Not Applicable

(16)	Powers of Attorney for the Registrant are incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-164489) as filed with the SEC on January 22, 2010.

(17)	(a)

Code of Ethics — Joint Code of Ethics dated April 4, 2008 (Adviser and Funds) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 72 as filed with the SEC on April 29, 2008.

(b)

Code of Ethics — Transamerica Investment Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 89 as filed with the SEC on February 28, 2008.

(c)

Code of Ethics — Jennison Associates LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-00507), Post-Effective Amendment No. 89 as filed with the SEC on February 28, 2008.

(d)

Code of Ethics — BlackRock Investment Management, LLC is incorporated herein by reference to Transamerica Funds’ Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 81, as filed with the SEC on October 13, 2006.

(e) Form of proxy card is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333- 164489) as filed with the SEC on January 22, 2010.

(f)

The Registrant’s Annual Report and Semi-Annual Report are incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-164489) as filed with the SEC on January 22, 2010.

Item 17.          Undertakings

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 28th day of July, 2010.

TRANSAMERICA SERIES TRUST

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John K. Carter	Chairperson, Trustee, President and	July 28, 2010
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	July 28, 2010
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	July 28, 2010
Leo J. Hill*

/s/ David W. Jennings	Trustee	July 28, 2010
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	July 28, 2010
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	July 28, 2010
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	July 28, 2010
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	July 28, 2010
Joyce G. Norden*

/s/ Patricia Sawyer	Trustee	July 28, 2010
Patricia Sawyer*

/s/ John W. Waechter	Trustee	July 28, 2010
John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and
Robert A. DeVault, Jr.	Principal Financial Officer	July 28, 2010

* By: /s/ Dennis P. Gallagher		July 28, 2010
Dennis P. Gallagher**

** Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With
Post-Effective Amendment No. 1 to
Registration Statement on
Form N-14

Transamerica Series Trust
Registration No. 333-164489

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
(12)	Opinion of counsel as to tax matters.

	(a)	Transamerica Balanced VP

	(b)	Transamerica BlackRock Large Cap Value VP

	(c)	Transamerica Diversified Equity VP

	(d)	Transamerica Jennison Growth VP